Pensions and Other Benefit Plans (Details 2)	12 Months Ended
	Jan. 01, 2012	Jan. 02, 2011	Jan. 03, 2010
U.S. retirement plans [Member]
Rates used to develop the actuarial present value of projected benefit obligation
Discount rate	5.22%	5.98%	6.50%
Expected long-term rate of return on plan assets	9.00%	9.00%	9.00%
Rate of increase in compensation levels	4.25%	4.25%	4.50%
International postretirement benefit plans [Member]
Rates used to develop the actuarial present value of projected benefit obligation
Discount rate	4.94%	5.26%	5.75%
Expected long-term rate of return on plan assets	7.87%	8.00%	8.00%
Rate of increase in compensation levels	4.05%	4.00%	4.00%
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | U.S. retirement plans [Member]
Rates used to develop the actuarial present value of projected benefit obligation
Discount rate	5.22%	5.98%	6.50%
Expected long-term rate of return on plan assets	9.00%	9.00%	9.00%
Rate of increase in compensation levels	4.25%	4.25%	4.50%
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | International postretirement benefit plans [Member]
Rates used to develop the actuarial present value of projected benefit obligation
Discount rate	5.64%	6.32%	6.75%
Rate of increase in compensation levels	4.70%	4.75%	4.75%